Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 19, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Global Bond Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.23%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[2]	0.19%
Total Annual Fund Operating Expenses	1.62%
Less Waiver/Reimbursement[3]	0.53%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	1.09%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management Fee	1.23%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.19%
Total Annual Fund Operating Expenses	1.42%
Less Waiver/Reimbursement[3]	0.53%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.89%
[1] The fee table and the Expense Example reflect the expenses of both the Fund and the Master Fund.
[2] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3] The Adviser has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a feeder fund because, during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue for as long as the Fund is part of a master-feeder fund structure, but, in any event, will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
[4] Expense information has been restated to reflect current fees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Global Bond Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$111	$459	$831	$1,877

Class B
1 year	3 years	5 years	10 years
$91	$397	$726	$1,656

In the section entitled, "Summary Overview of Each Fund" for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.16%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.96%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets up to $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$118	$368	$638	$1,409

Class B
1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

In the section entitled, "Summary Overview of Each Fund" for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Principal Investment Strategies," please delete the first paragraph under the sub-heading "DoubleLine Capital LP ("DoubleLine")" and replace with the following:

Under normal circumstances, and to the extent use of the FPA strategy leaves a substantial portion of the Fund's assets available for other investment by the Fund, DoubleLine intends to invest those assets in a portfolio of debt instruments to seek to provide additional long-term total return. Alternatively, DoubleLine may choose to invest all or a portion of the Fund's assets in debt instruments or one or more fixed-income funds managed by DoubleLine. DoubleLine pursues a "Short-Intermediate Plus" fixed-income strategy, comprised primarily of investment-grade bonds with an overall expected portfolio duration range of 1 to 3 years. Sector exposure is expected to be diversified, with a bias to securitized securities and a minimum of 25% in agency mortgages, a maximum of 20% in non-agency residential mortgage-backed securities and commercial mortgage-backed securities, and a maximum of 30% in below investment-grade securities. By maintaining a relatively low duration, DoubleLine expects the portfolio's interest-rate sensitivity to be decreased, while active management across fixed-income sectors can act to potentially lower credit and interest-rate risk. Because bonds have typically produced positive returns during periods of equity market stress, the underlying bond portfolio should help reduce overall risk during periods of market decline.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Global Multisector Bond Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	1.05%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	0.85%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Global Multisector Bond Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

Class B
1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton International Small Cap Growth Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.92%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.28%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.92%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.08%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton International Small Cap Growth Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$130	$406	$702	$1,545

Class B
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Mutual Shares Fund under "Expenses," please add the following immediately following the footnotes to the Annual Fund Operating Expenses tables:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.03% of management fees on all the Fund's assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Goldman Sachs Emerging Markets Debt Fund under "Expenses," please add the following immediately following the footnotes to the Annual Fund Operating Expenses tables:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.025% of management fees on the Fund's assets from $0 to $200 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Oppenheimer Global Growth Fund under "Expenses," please add the following immediately following the footnotes to the Annual Fund Operating Expenses tables:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets from $0 to $300 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PIMCO Total Return Bond Fund under "Principal Investment Strategies," please delete the second paragraph in the entirety and replace with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by Standard & Poor's Rating Services or Fitch Inc., or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Floating Rate Income Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.97%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets from $300 to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Floating Rate Income Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

JNL/AMERICAN FUNDS GLOBAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 19, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Global Bond Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.23%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[2]	0.19%
Total Annual Fund Operating Expenses	1.62%
Less Waiver/Reimbursement[3]	0.53%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	1.09%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B1
Management Fee	1.23%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.19%
Total Annual Fund Operating Expenses	1.42%
Less Waiver/Reimbursement[3]	0.53%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[4]	0.89%
[1] The fee table and the Expense Example reflect the expenses of both the Fund and the Master Fund.
[2] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3] The Adviser has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a feeder fund because, during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue for as long as the Fund is part of a master-feeder fund structure, but, in any event, will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
[4] Expense information has been restated to reflect current fees.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Global Bond Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$111	$459	$831	$1,877

Class B
1 year	3 years	5 years	10 years
$91	$397	$726	$1,656

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 25, 2017
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the Expense Example reflect the expenses of both the Fund and the Master Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
JNL/AMERICAN FUNDS GLOBAL BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.23%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[1]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[1],[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	1.09%	[1],[4]
1 year	rr_ExpenseExampleYear01	$ 111
3 years	rr_ExpenseExampleYear03	459
5 years	rr_ExpenseExampleYear05	831
10 years	rr_ExpenseExampleYear10	$ 1,877
JNL/AMERICAN FUNDS GLOBAL BOND FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.23%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1]
Less Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[1],[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	0.89%	[1],[4]
1 year	rr_ExpenseExampleYear01	$ 91
3 years	rr_ExpenseExampleYear03	397
5 years	rr_ExpenseExampleYear05	726
10 years	rr_ExpenseExampleYear10	$ 1,656
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 19, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.16%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.96%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets up to $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$118	$368	$638	$1,409

Class B
1 year	3 years	5 years	10 years
$98	$306	$531	$1,178

In the section entitled, "Summary Overview of Each Fund" for the JNL/FPA + DoubleLine® Flexible Allocation Fund under "Principal Investment Strategies," please delete the first paragraph under the sub-heading "DoubleLine Capital LP ("DoubleLine")" and replace with the following:

Under normal circumstances, and to the extent use of the FPA strategy leaves a substantial portion of the Fund's assets available for other investment by the Fund, DoubleLine intends to invest those assets in a portfolio of debt instruments to seek to provide additional long-term total return. Alternatively, DoubleLine may choose to invest all or a portion of the Fund's assets in debt instruments or one or more fixed-income funds managed by DoubleLine. DoubleLine pursues a "Short-Intermediate Plus" fixed-income strategy, comprised primarily of investment-grade bonds with an overall expected portfolio duration range of 1 to 3 years. Sector exposure is expected to be diversified, with a bias to securitized securities and a minimum of 25% in agency mortgages, a maximum of 20% in non-agency residential mortgage-backed securities and commercial mortgage-backed securities, and a maximum of 30% in below investment-grade securities. By maintaining a relatively low duration, DoubleLine expects the portfolio's interest-rate sensitivity to be decreased, while active management across fixed-income sectors can act to potentially lower credit and interest-rate risk. Because bonds have typically produced positive returns during periods of equity market stress, the underlying bond portfolio should help reduce overall risk during periods of market decline.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets up to $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
1 year	rr_ExpenseExampleYear01	$ 118
3 years	rr_ExpenseExampleYear03	368
5 years	rr_ExpenseExampleYear05	638
10 years	rr_ExpenseExampleYear10	$ 1,409
JNL/FPA + DOUBLELINE FLEXIBLE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	$ 1,178
JNL/FRANKLIN TEMPLETON GLOBAL MULTISECTOR BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 19, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Global Multisector Bond Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	1.05%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	0.85%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Global Multisector Bond Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

Class B
1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
JNL/FRANKLIN TEMPLETON GLOBAL MULTISECTOR BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	579
10 years	rr_ExpenseExampleYear10	$ 1,283
JNL/FRANKLIN TEMPLETON GLOBAL MULTISECTOR BOND FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	$ 1,049
JNL/FRANKLIN TEMPLETON INTERNATIONAL SMALL CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 19, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton International Small Cap Growth Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.92%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.28%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management Fee	0.92%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	1.08%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton International Small Cap Growth Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$130	$406	$702	$1,545

Class B
1 year	3 years	5 years	10 years
$110	$343	$595	$1,317

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
JNL/FRANKLIN TEMPLETON INTERNATIONAL SMALL CAP GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.92%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
1 year	rr_ExpenseExampleYear01	$ 130
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	702
10 years	rr_ExpenseExampleYear10	$ 1,545
JNL/FRANKLIN TEMPLETON INTERNATIONAL SMALL CAP GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.92%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
1 year	rr_ExpenseExampleYear01	$ 110
3 years	rr_ExpenseExampleYear03	343
5 years	rr_ExpenseExampleYear05	595
10 years	rr_ExpenseExampleYear10	$ 1,317
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 19, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Franklin Templeton Mutual Shares Fund under "Expenses," please add the following immediately following the footnotes to the Annual Fund Operating Expenses tables:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.03% of management fees on all the Fund's assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.03% of management fees on all the Fund's assets. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 19, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Goldman Sachs Emerging Markets Debt Fund under "Expenses," please add the following immediately following the footnotes to the Annual Fund Operating Expenses tables:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.025% of management fees on the Fund's assets from $0 to $200 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.025% of management fees on the Fund's assets from $0 to $200 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/OPPENHEIMER GLOBAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 19, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Oppenheimer Global Growth Fund under "Expenses," please add the following immediately following the footnotes to the Annual Fund Operating Expenses tables:

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets from $0 to $300 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets from $0 to $300 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
JNL/PIMCO TOTAL RETURN BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 19, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PIMCO Total Return Bond Fund under "Principal Investment Strategies," please delete the second paragraph in the entirety and replace with the following:

The Fund invests primarily in investment grade debt securities, but may invest up to 20% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by Standard & Poor's Rating Services or Fitch Inc., or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).

JNL/PPM AMERICA FLOATING RATE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED SEPTEMBER 19, 2016
TO THE PROSPECTUS DATED APRIL 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective September 19, 2016, unless otherwise noted below.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Floating Rate Income Fund under "Expenses," please delete the Annual Fund Operating Expenses tables, and corresponding footnotes, in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses	0.97%
[1] "Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2] Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets from $300 to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Floating Rate Income Fund under "Expense Example," please delete the tables in the entirety and replace with the following:

Class A
1 year	3 years	5 years	10 years
$99	$309	$536	$1,190

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Jackson National Asset Management, LLC ("JNAM") will voluntarily waive 0.05% of management fees on the Fund's assets from $300 to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
JNL/PPM AMERICA FLOATING RATE INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	$ 1,190

[1]	The fee table and the Expense Example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	The Adviser has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a feeder fund because, during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue for as long as the Fund is part of a master-feeder fund structure, but, in any event, will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
[4]	Expense information has been restated to reflect current fees.
[5]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.